Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2065 Fund
December 31, 2021
Z65-NPRT3-0322
1.9895833.102
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,452	23,889
Fidelity Series Commodity Strategy Fund (a)	1,085	4,439
Fidelity Series Large Cap Growth Index Fund (a)	782	15,141
Fidelity Series Large Cap Stock Fund (a)	886	16,833
Fidelity Series Large Cap Value Index Fund (a)	2,070	32,218
Fidelity Series Small Cap Opportunities Fund (a)	540	8,063
Fidelity Series Value Discovery Fund (a)	719	11,918
TOTAL DOMESTIC EQUITY FUNDS (Cost $98,143)		112,501

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	446	6,474
Fidelity Series Emerging Markets Fund (a)	302	3,169
Fidelity Series Emerging Markets Opportunities Fund (a)	1,359	28,559
Fidelity Series International Growth Fund (a)	763	14,597
Fidelity Series International Index Fund (a)	500	6,129
Fidelity Series International Small Cap Fund (a)	233	4,992
Fidelity Series International Value Fund (a)	1,307	14,605
Fidelity Series Overseas Fund (a)	1,014	14,595
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $85,341)		93,120

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	44	443
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	175	1,775
Fidelity Series Corporate Bond Fund (a)	9	103
Fidelity Series Emerging Markets Debt Fund (a)	127	1,149
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	41	386
Fidelity Series Floating Rate High Income Fund (a)	24	218
Fidelity Series Government Bond Index Fund (a)	13	137
Fidelity Series High Income Fund (a)	141	1,341
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	13	146
Fidelity Series Investment Grade Securitized Fund (a)	10	101
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,039	8,849
Fidelity Series Real Estate Income Fund (a)	71	831
TOTAL BOND FUNDS (Cost $15,674)		15,513

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (b) (Cost $19)	19	19

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $199,177)	221,153
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	221,153

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	19	-	-	-	-	-	19	0.0%
Total	19	-	-	-	-	-	19

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	882	436	3	(3)	-	443
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	1,855	88	9	-	8	1,775
Fidelity Series Blue Chip Growth Fund	14,957	13,819	3,789	3,990	(59)	(1,039)	23,889
Fidelity Series Canada Fund	3,291	3,086	405	127	(9)	511	6,474
Fidelity Series Commodity Strategy Fund	3,772	3,552	2,150	1,444	(216)	(519)	4,439
Fidelity Series Corporate Bond Fund	14	116	27	1	-	-	103
Fidelity Series Emerging Markets Debt Fund	742	525	111	28	(3)	(4)	1,149
Fidelity Series Emerging Markets Debt Local Currency Fund	247	182	21	14	(1)	(21)	386
Fidelity Series Emerging Markets Fund	2,162	1,634	345	94	(11)	(271)	3,169
Fidelity Series Emerging Markets Opportunities Fund	19,451	16,935	2,984	2,961	(75)	(4,768)	28,559
Fidelity Series Floating Rate High Income Fund	146	100	29	6	-	1	218
Fidelity Series Government Bond Index Fund	18	188	68	-	(1)	-	137
Fidelity Series Government Money Market Fund 0.08%	353	42	395	-	-	-	-
Fidelity Series High Income Fund	860	604	138	44	(1)	16	1,341
Fidelity Series Inflation-Protected Bond Index Fund	2,714	1,230	4,051	36	236	(129)	-
Fidelity Series International Credit Fund	33	1	-	1	-	-	34
Fidelity Series International Growth Fund	8,062	7,265	1,098	1,025	18	350	14,597
Fidelity Series International Index Fund	3,379	2,912	310	136	(3)	151	6,129
Fidelity Series International Small Cap Fund	2,919	2,407	353	532	(3)	22	4,992
Fidelity Series International Value Fund	8,112	7,358	1,037	644	(9)	181	14,605
Fidelity Series Investment Grade Bond Fund	20	205	79	1	-	-	146
Fidelity Series Investment Grade Securitized Fund	13	113	25	-	-	-	101
Fidelity Series Large Cap Growth Index Fund	9,438	5,909	2,466	403	23	2,237	15,141
Fidelity Series Large Cap Stock Fund	10,319	7,764	1,499	1,197	(48)	297	16,833
Fidelity Series Large Cap Value Index Fund	19,714	14,014	2,627	1,728	(46)	1,163	32,218
Fidelity Series Long-Term Treasury Bond Index Fund	3,719	5,676	885	102	(66)	405	8,849
Fidelity Series Overseas Fund	8,107	6,513	1,254	379	4	1,225	14,595
Fidelity Series Real Estate Income Fund	517	334	54	25	-	34	831
Fidelity Series Short-Term Credit Fund	174	32	206	1	2	(2)	-
Fidelity Series Small Cap Opportunities Fund	4,996	4,775	807	1,592	(87)	(814)	8,063
Fidelity Series Treasury Bill Index Fund	560	120	680	-	-	-	-
Fidelity Series Value Discovery Fund	7,283	5,559	1,158	876	(29)	263	11,918
	136,092	115,707	29,575	17,399	(387)	(703)	221,134

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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